Currency Gains / (Losses) (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Currency Gains and Losses Included in Income from Operations

Currency gains and losses, which are included in Income from operations, are as follows:

(in millions of Euros)	Notes	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Included in Revenue	23	2	2	—
Included in Cost of sales		2	(4)	4
Included in Other gains / (losses)—net		7	(4)	(3)

Total		11	(6)	1

Realized exchange gains / (losses) on foreign currency derivatives—net	23	11	(15)	(46)
Unrealized (losses) / gains on foreign currency derivatives—net	23	(3)	17	40
Exchange gains / (losses) from the remeasurement of monetary assets and liabilities—net		3	(8)	7

Total		11	(6)	1

Summary of Foreign Currency Translation Reserve

Foreign currency translation reserve

(in millions of Euros)	At December 31, 2018	At December 31, 2017
Foreign currency translation reserve at January 1	(7)	12
Effect of currency translation differences	10	(19)

Foreign currency translation reserve at December 31	3	(7)